April 14, 2016 VIA EDGAR	ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX WWW.FOLEY.COM WRITER’S DIRECT LINE 414.297.5678 pgquick@foley.com EMAIL
CLIENT/MATTER NUMBER 102239-0134

Mr. M. Hughes Bates

Special Counsel

U.S. Securities and Exchange Commission

Office of Structured Finance

100 F Street, N.E.

Washington, DC  20549

Re:                           Harley-Davidson Customer Funding Corp.

Amendment No. 3 to Registration Statement on Form SF-3

Filed April 8, 2016

File No. 333-208825

Dear Mr. Bates:

On behalf of our client, Harley-Davidson Customer Funding Corp., a Nevada corporation (the “Company”), set forth below is a description of revisions made with respect to the above-referenced filing, such revisions resulting from telephonic discussions with the Staff of the Securities and Exchange Commission.  The revisions are reflected in Amendment No. 4 to Registration Statement on Form SF-3, which accompanies this letter.

Form SF-3

Form of Prospectus

Representations, Repurchase and Asset Representations Review—Asset Representations Review—Review Report, page 84

The Company has revised the disclosure in the prospectus section titled “Representations, Repurchase and Asset Representations Review—Asset Representations Review—Review Report” to state: “Any mediation or arbitration will be held in New York City…” and “The mediator or arbitrator must be impartial, be an attorney admitted to practice in the state of New York…”  These are conforming changes consistent with the balance of the prospectus and the terms of the form transaction documents previously filed as exhibits to the shelf registration statement.

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BOSTON BRUSSELS CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI	MILWAUKEE NEW YORK ORLANDO SACRAMENTO	SAN DIEGO SAN FRANCISCO SHANGHAI SILICON VALLEY	TALLAHASSEE TAMPA TOKYO WASHINGTON, D.C.

Mr. M. Hughes Bates

U.S. Securities and Exchange Commission

April 14, 2016

If the Staff has any questions with respect to the foregoing, please contact the undersigned at (414) 297-5678, David B. Ryan at (414) 297-5761 or Jessica S. Lochmann at (414) 297-5817.

Very truly yours,

/s/ Patrick G. Quick

Patrick G. Quick

cc:                              Michelle Stasny

Securities and Exchange Commission

James Darrell Thomas

Julia Landes

Damon Klein

Harley-Davidson Customer Funding Corp.

Nicholas Faleris

Jessica Lochmann

David Ryan

Foley & Lardner LLP